Noncontrolling Interests (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Company's redeemable noncontrolling interests in operating partnership
Beginning balance				$ 618,060					$ 618,060
Net (loss) income	(1,680)	(3,447)	817	(3,754)	(6,436)	(2,880)	32	(2,159)	(16,531)	(11,443)	3,932
Distributions to owners									40,022	28,797	26,529
Ending balance	676,491				618,060				676,491	618,060
Redeemable Noncontrolling Interests [Member]
Summary of Company's redeemable noncontrolling interests in operating partnership
Beginning balance				16,122				9,585	16,122	9,585
Net (loss) income									(703)	(230)
Changes in ownership, net									26,554	7,375
Distributions to owners									(1,726)	(631)
Other comprehensive income (loss)									(266)	23
Ending balance	$ 39,981				$ 16,122				$ 39,981	$ 16,122